Pension plan obligations (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Payment of benefits expected in 2023	R$ 213,318
Payment of benefits expected in 2024	200,740
Payment of benefits expected in 2025	192,045
Payment of benefits expected in 2026	182,039
Payment of benefits expected in 2027 or after	1,927,246
Payment of benefits expected	R$ 2,715,388
Duration	12 years 8 months 8 days
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Payment of benefits expected in 2023	R$ 190,425
Payment of benefits expected in 2024	177,004
Payment of benefits expected in 2025	167,075
Payment of benefits expected in 2026	156,583
Payment of benefits expected in 2027 or after	1,310,988
Payment of benefits expected	R$ 2,002,075
Duration	10 years 4 months 24 days